Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - September - Innovator Equity Dual Directional 10 Buffer ETF - September	Aug. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252